Summary of Notes Payable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Advances			$ 5,267,500
Debt discount			(1,608,900)
Amortization of debt discount			1,406,015
Repayments		$ (262,500)	(262,500)	$ (657,719)
Default penalty interest expense	4,475,565
Balance - December 31, 2023	4,802,115
Balance - September 30, 2024			4,802,115
Non Vehicles [Member]
Short-Term Debt [Line Items]
Face amount of note	277,500		275,250
Debt discount	(27,500)		(25,250)
Amortization of debt discount	24,571		9,729
Repayments	(235,242)		(133,289)
Balance - December 31, 2023	126,440
Balance - September 30, 2024	165,769		126,440
Non Vehicles [Member] | Loan One [Member]
Short-Term Debt [Line Items]
Face amount of note			275,250
Debt discount			(25,250)
Amortization of debt discount	15,521		9,729
Repayments	(141,961)		(133,289)
Balance - December 31, 2023	126,440
Balance - September 30, 2024			126,440
Non Vehicles [Member] | Loan Two [Member]
Short-Term Debt [Line Items]
Face amount of note	277,500
Debt discount	(27,500)
Amortization of debt discount	9,050
Repayments	(93,281)
Balance - December 31, 2023
Balance - September 30, 2024	165,769
Vehicles [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2022	819,788	811,516	811,516
Repayments	(613,713)		(836,618)
Balance - June 30, 2024			819,788	811,516
Balance - December 31, 2023	1,173,278	2,009,896	2,009,896	476,313
Balance - September 30, 2024	559,565		1,173,278	2,009,896
Related Party [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2022	4,802,115
Advances	3,630,000		5,267,500
Debt discount	(2,020,387)		(1,608,900)
Amortization of debt discount	2,553,272		1,406,015
Repayments			(262,500)
Original issue discount	(330,000)
Default penalty interest expense	4,317,500
Conversion of debt - preferred stock	(3,630,000)
Conversion of debt - common stock	(9,322,500)
Balance - June 30, 2024			4,802,115
Balance - December 31, 2023	5,005,000
Balance - September 30, 2024			$ 5,005,000